Supplementary Financial Statement Information - Schedule of Other Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income, Net [Line Items]
Other income	$ 161	$ 225	$ 17
Services in connection with demonstrating a wave energy project development and implementation in the United States and in India [Member]
Schedule of Other Income, Net [Line Items]
Other income	128	164
Management fees from a joint venture and awards received [Member]
Schedule of Other Income, Net [Line Items]
Other income	18	61	17
Realization of foreign currency translation reserve on foreign subsidiaries disposed off in 2025 [Member]
Schedule of Other Income, Net [Line Items]
Other income	$ 15